Subsequent Events (Details) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended	24 Months Ended	59 Months Ended
	Oct. 04, 2013	Jan. 02, 2013	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2013	Sep. 30, 2013	Dec. 19, 2012
Subsequent Events [Abstract]
Convertible Notes Payable	$ 32,500			$ 487,331		$ 3,985	$ 500,000
Debt Instrument, Convertible, Effective Interest Rate	8.00%
Debt Instrument, Convertible, Conversion Ratio	0.50		0.50
Contractual Obligation - Holden		2,000
Issuance of Stock and Warrants for Services or Claims		600,000		14,965	580,055	580,055
Contractual Obligation		$ 500